UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Kennedy Capital
ESG SMID Cap Fund
Institutional Class/KESGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$86	0.82%
Management's Discussion of Fund Performance - 2024 KESGX
How did the Fund perform last year?
The fund returned 9.35% at NAV before taxes in 2024.  This compares to the Russell 2500 Index return of 11.99%.
What affected the Fund's Performance?
Fund performance can be attributed to the following:
From a sector allocation perspective, the Fund’s underweight position in Financials and overweight position in Health Care had an unfavorable impact on relative performance.  This was largely offset, however, by the Fund’s underweight position in Energy.
Regarding stock selection, the Fund was challenged in the Consumer Discretionary sector, where selection had an unfavorable 2.21% impact compared to the index, and in Health Care, where the selection impact was 0.53%.  Partially offsetting this performance was favorable stock selection in Industrials (added 0.97%) and in Information Technology (added 0.76%).
The Fund’s biggest underperforming position in the year was Evolent Health, Inc. (ticker EVH) as the company’s earnings were reduced due to higher levels of utilization in the health care system, particularly the prevalence and cost for oncology treatments.  EVH works with physicians to deliver the most effective approach to treating cancer, and the business model is pressured when unanticipated levels of utilization occur.  The company has made changes to the risk profile of the business to potentially shield against similar challenges in 2025 and beyond.
The strongest single contributor to performance in 2024 was delivered by the Fund’s exposure to Atmus Filtration Technologies, Inc. (ticker: ATMU).  ATMU is a producer of filtration products for transportation and industrial applications.  The company was spun out of a larger company in 2023, and the business benefitted by solid execution in 2024 and a broadening of investor familiarity for this newer public company.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	9.35%	9.72%	10.47%
Russell 2500 Index	11.99%	8.77%	9.29%
Russell 3000 Index	23.81%	13.86%	14.54%
[1]	Institutional Class shares commenced operations on June 28, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.kennedycapital.com/esg-mutual-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,929,845
Total number of portfolio holdings	94
Total advisory fees paid (net)	$250,585
Portfolio turnover rate as of the end of the reporting period	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.1%
Teledyne Technologies, Inc.	2.1%
Atmus Filtration Technologies, Inc.	1.8%
Descartes Systems Group, Inc.	1.8%
TD SYNNEX Corp.	1.7%
Globus Medical, Inc. - Class A	1.6%
Barnes Group, Inc.	1.5%
LPL Financial Holdings, Inc.	1.4%
Wintrust Financial Corp.	1.4%
Post Holdings, Inc.	1.3%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Kennedy Capital
Small Cap Growth Fund
Institutional Class/KGROX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$96	0.89%
Management's Discussion of Fund Performance - 2024 KGROX
How did the Fund Perform Last Year?
For the 12-month period ended December 31, 2024, the Kennedy Small Cap Growth Fund (KGROX) returned 15.68%, compared to the Russell 2000 Growth (R2G) return of 15.15%.
What affected the Fund's performance?
From a sector perspective, relative performance benefited from strong results in Financials (+124 basis points), Consumer Discretionary (+119 basis points), and Materials (+110 basis points) sectors. While Information Technology (-299 basis points), Health Care (-124 basis points), and Real Estate sectors (-38 basis points) were the largest detractors to relative fund performance.
From a sector allocation perspective, the Fund benefitted from underweighting both Health Care and Energy in favor of the overweighting of Information Technology and Industrials.
The Fund’s aggregate stock selection was negative, but this was an unusual situation as it can be entirely explained by the lack of ownership of one stock, Super Micro Computer, Inc. (SMCI), which contributed 195 basis points to the R2G’s return for the year. What made it so unusual was that the stock entered the year at a $20B market cap (typically too large for small-cap strategies), was removed from the index at the mid-year rebalancing after more than doubling (to a $40B market cap), and then subsequently fell back to its starting market cap level by year end (but was no longer in the index). We do not normally call out single stock performances within the Index, but this was a highly unusual occurrence and impacted our relative Information Technology sector performance meaningfully.
TOP PERFORMANCE CONTRIBUTORS
- Astera Labs, Inc. (ALAB), a manufacturer of semiconductors used in data center, returned 208% during the year.
- Vertex, Inc. (VERX), a leading provider of tax compliance software solutions, returned 98% during the year.
- Comfort Systems USA, Inc. (FIX), a provider of mechanical and electrical services, returned 107% during the year.
TOP PERFORMANCE DETRACTORS
- Five, Inc. (FIVE), a provider of cloud software for contact centers, declined 62% during the year.
- Fortrea Holdings, Inc (FTRE), a provider of clinical development and commercialization services, declined 46% during the year.
- DoubleVerify Holdings, Inc (DV), a software platform for digital media analysis, declined 58% during the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $50,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $50,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	15.68%	9.71%
Russell 2000 Growth Index	15.15%	10.20%
Russell 3000 Index	23.81%	14.68%
[1]	Institutional Class shares commenced operations on April 27, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$641,181
Total number of portfolio holdings	72
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vertex, Inc.	3.2%
Shift4 Payments, Inc. - Class A	3.1%
Globus Medical, Inc. - Class A	3.0%
Comfort Systems USA, Inc.	3.0%
Chefs' Warehouse, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.5%
Magnite, Inc.	2.5%
Champion Homes, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.5%
Planet Fitness, Inc. - Class A	2.5%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Kennedy Capital
Small Cap Value Fund
Institutional Class/KVALX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$95	0.89%
Management's Discussion of Fund Performance - 2024 KVALX
SUMMARY OF RESULTS
For the 12-month period ended December 31, 2024, the Kennedy Small Cap Value Fund (KVALX) returned 13.54% (net of fees), compared to the Russell 2000 Value return of 8.05%. The Fund primarily invested in equity securities.
Stock selection was the largest driver of fund outperformance versus the Russell 2000 Value Benchmark, contributing 634 basis points.  Allocation effect was a drag on relative performance, detracting 82 basis points.
Relative fund performance benefited from strong stock selection within Health Care (+243 basis points), Industrials (+239 basis points), and Consumer Discretionary (+148 basis points) sectors.
Negative stock selection in the Information Technology (-123 basis points), Real Estate (-26 basis points), and Communication sectors (-20 basis points) were the largest detractors to relative fund performance.
TOP PERFORMANCE CONTRIBUTORS
- Aris Water Solutions, Inc. (ARIS), a provider of water handling and logistics services for Oil and Gas producers, returned 191% during the year.
- IES Holdings, Inc. (IESC), a leading service company that designs and installs electrical and technology systems across a variety of end markets, returned 154% during the year.
- Carpenter Technology Corporation (CRS), a producer of specialty metals and alloys used in industrial applications, returned 141% during the year.
TOP PERFORMANCE DETRACTORS
- Quaker Houghton (KWR), a producer of specialty chemicals used in industrial applications, declined 33% during the year.
- Cambium Networks Corporation (CMBM), a manufacturer of communications equipment, declined 82% during the year.
- Gibraltar Industries, Inc., a diversified manufacturer of products for residential construction, renewable energy, and infrastructure markets, declined 26% during the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	13.54%	10.88%
Russell 2000 Value	8.05%	5.89%
Russell 3000	23.81%	14.68%
[1]	Institutional Class shares commenced operations on April 27, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,813,131
Total number of portfolio holdings	118
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Aris Water Solutions, Inc. - Class A	1.9%
Bank OZK	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Alamo Group, Inc.	1.5%
Catalyst Pharmaceuticals, Inc.	1.5%
Northern Oil & Gas, Inc.	1.5%
AZZ, Inc.	1.4%
Range Resources Corp.	1.3%
1st Source Corp.	1.3%
Atlas Energy Solutions, Inc. - Class A	1.3%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-955-9552

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$42,000	$40,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$7,500	$7,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

ANNUAL FINANCIALS AND OTHER INFORMATION

December 31, 2024

Kennedy Capital ESG SMID Cap Fund

Kennedy Capital Small Cap Growth Fund

Kennedy Capita Small Cap Value Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Kennedy Capital ESG SMID Cap Fund	1
Kennedy Capital Small Cap Growth Fund	5
Kennedy Capital Small Cap Value Fund	8
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
Kennedy Capital ESG SMID Cap Fund	14
Kennedy Capital Small Cap Growth Fund	15
Kennedy Capital Small Cap Value Fund	16
Financial Highlights
Kennedy Capital ESG SMID Cap Fund	17
Kennedy Capital Small Cap Growth Fund	18
Kennedy Capital Small Cap Value Fund	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 96.4%
	CONSUMER DISCRETIONARY — 8.4%
13,767	Bath & Body Works Inc	$533,746
4,467	Boot Barn Holdings, Inc.*	678,180
7,240	Brunswick Corp.	468,283
1,624	Cavco Industries, Inc.*	724,677
11,940	LKQ Corp.	438,795
1,688	Pool Corp.	575,507
2,170	TopBuild Corp.*	675,608
1,196	Winmark Corp.	470,112
7,963	Wyndham Hotels & Resorts, Inc.	802,591
		5,367,499
	CONSUMER STAPLES — 2.6%
7,574	Post Holdings, Inc.*	866,920
12,069	U.S. Foods Holding Corp.*	814,175
		1,681,095
	ENERGY — 1.1%
26,472	ChampionX Corp.	719,774

	FINANCIALS — 15.1%
36,023	Amerant Bancorp, Inc.	807,275
2,441	Assurant, Inc.	520,470
6,073	Brown & Brown, Inc.	619,567
8,280	East West Bancorp, Inc.	792,893
1,379	FactSet Research Systems, Inc.	662,306
3,817	Jack Henry & Associates, Inc.	669,120
2,788	LPL Financial Holdings, Inc.	910,310
5,268	Selective Insurance Group, Inc.	492,663
7,931	SouthState Corp.	788,976
8,137	Stifel Financial Corp.	863,173
11,186	Voya Financial, Inc.	769,932
10,012	Western Alliance Bancorp	836,403
7,146	Wintrust Financial Corp.	891,178
		9,624,266
	HEALTH CARE — 14.2%
14,250	AtriCure, Inc.*	435,480
3,555	Axsome Therapeutics, Inc.*	300,789
1,649	Charles River Laboratories International, Inc.*	304,405
1,376	Chemed Corp.	729,005
7,132	Encompass Health Corp.	658,640
13,603	Enovis Corp.*	596,900
23,017	Evolent Health, Inc. - Class A*	258,941
12,023	Globus Medical, Inc., Class A*	994,422
102,702	Health Catalyst, Inc.*	726,103

1

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,000	Hologic, Inc.*	$432,540
3,743	ICON PLC*,1	784,945
3,190	ICU Medical, Inc.*	494,992
10,054	Ionis Pharmaceuticals, Inc.*	351,488
14,189	LivaNova PLC*,1	657,093
2,246	Neurocrine Biosciences, Inc.*	306,579
3,089	Sarepta Therapeutics, Inc.*	375,591
17,749	Waystar Holding Corp.*	651,388
		9,059,301
	INDUSTRIALS — 27.3%
9,647	Albany International Corp. - Class A	771,471
7,222	Arcosa, Inc.	698,656
29,544	Atmus Filtration Technologies, Inc.	1,157,534
20,875	Barnes Group, Inc.	986,552
1,414	CACI International, Inc. - Class A*	571,341
2,190	Carlisle Cos., Inc.	807,760
4,906	Casella Waste Systems, Inc. - Class A*	519,104
2,475	Chart Industries, Inc.*	472,329
4,190	Crane Co.	635,832
7,186	Franklin Electric Co., Inc.	700,276
35,145	Gates Industrial Corp. PLC*,1	722,933
9,160	Hexcel Corp.	574,332
3,304	IDEX Corp.	691,494
13,513	Leonardo DRS, Inc.*	436,605
17,549	Mercury Systems, Inc.*	737,058
4,060	MSA Safety, Inc.	673,026
3,353	Nordson Corp.	701,582
4,614	Regal Rexnord Corp.	715,770
23,023	REV Group, Inc.	733,743
4,856	SPX Technologies, Inc.*	706,645
17,826	Tetra Tech, Inc.	710,188
28,965	Thermon Group Holdings, Inc.*	833,323
7,114	Trex Co., Inc.*	491,079
3,314	VSE Corp.	315,161
2,309	Woodward, Inc.	384,264
19,124	Zurn Elkay Water Solutions Corp.	713,325
		17,461,383
	INFORMATION TECHNOLOGY — 16.1%
27,338	Allegro MicroSystems, Inc.*	597,609
6,611	Blackbaud, Inc.*	488,685
6,997	Coherent Corp.*	662,826
4,061	CyberArk Software Ltd.*,1	1,352,922
10,143	Descartes Systems Group, Inc.*,1	1,152,245

2

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,573	Manhattan Associates, Inc.*	$695,328
4,338	OSI Systems, Inc.*	726,311
9,186	Silicon Motion Technology Corp. ADR	496,503
3,475	SPS Commerce, Inc.*	639,365
9,137	TD SYNNEX Corp.	1,071,588
2,893	Teledyne Technologies, Inc.*	1,342,728
11,191	Trimble, Inc.*	790,756
12,305	Unity Software, Inc.*	276,493
		10,293,359
	MATERIALS — 6.8%
3,567	Avery Dennison Corp.	667,493
9,521	Avient Corp.	389,028
8,245	Knife River Corp.*	838,022
3,818	Quaker Chemical Corp.	537,422
3,114	Reliance, Inc.	838,476
5,060	RPM International, Inc.	622,683
19,319	TriMas Corp.	475,054
		4,368,178
	REAL ESTATE — 3.8%
2,019	Jones Lang LaSalle, Inc.*	511,090
27,075	Kite Realty Group Trust - REIT	683,373
4,664	Mid-America Apartment Communities, Inc., REIT	720,914
31,931	Xenia Hotels & Resorts, Inc. - REIT	474,495
		2,389,872
	UTILITIES — 1.0%
17,887	Essential Utilities, Inc.	649,656
	TOTAL COMMON STOCKS
	(Cost $51,937,814)	61,614,383

Principal Amount
	SHORT-TERM INVESTMENTS — 4.4%
$2,854,789	Goldman Sachs FS Government Fund - Institutional Class, 4.31%[2]	2,854,789
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,854,789)	2,854,789

	TOTAL INVESTMENTS — 100.8%
	(Cost $54,792,603)	64,469,172
	Liabilities in Excess of Other Assets — (0.8)%	(539,327)
	NET ASSETS — 100.0%	$63,929,845

PLC – Public Limited Company

ADR – American Depository Receipt

3

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 104.9%
	COMMUNICATION SERVICES — 2.5%
1,026	Magnite, Inc.*	$16,334

	CONSUMER DISCRETIONARY — 12.1%
185	Champion Homes, Inc.*	16,298
212	Dutch Bros, Inc. - Class A*	11,105
43	Installed Building Products, Inc.	7,536
160	Planet Fitness, Inc. - Class A*	15,819
460	Universal Technical Institute, Inc.*	11,827
52	Wingstop, Inc.	14,778
		77,363
	CONSUMER STAPLES — 4.0%
371	Chefs' Warehouse, Inc.*	18,297
56	elf Beauty, Inc.*	7,031
		25,328
	FINANCIALS — 9.2%
151	Axos Financial, Inc.*	10,547
294	Baldwin Insurance Group, Inc.*	11,396
667	BGC Group, Inc.	6,043
49	Coastal Financial Corp.*	4,161
191	Shift4 Payments, Inc. - Class A*	19,822
80	Triumph Financial, Inc.*	7,270
		59,239
	HEALTH CARE — 19.9%
81	Apogee Therapeutics, Inc.*	3,669
156	Arvinas, Inc.*	2,991
207	AtriCure, Inc.*	6,326
289	Avadel Pharmaceuticals PLC - ADR*	3,037
40	Axsome Therapeutics, Inc.*	3,384
112	Bruker Corp.	6,565
206	Catalyst Pharmaceuticals, Inc.*	4,299
150	Edgewise Therapeutics, Inc.*	4,005
235	Enovis Corp.*	10,312
506	Fortrea Holdings, Inc.*	9,437
234	Globus Medical, Inc. - Class A*	19,354
88	Halozyme Therapeutics, Inc.*	4,207
90	Ionis Pharmaceuticals, Inc.*	3,146
125	LivaNova PLC*,1	5,789
291	Neumora Therapeutics, Inc.*	3,085
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
139	Protagonist Therapeutics, Inc.*	5,365
81	SpringWorks Therapeutics, Inc.*	2,927

5

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
339	Surgery Partners, Inc.*	$7,177
167	Verona Pharma PLC - ADR*	7,756
82	Viking Therapeutics, Inc.*	3,300
306	Waystar Holding Corp.*	11,230
		127,361
	INDUSTRIALS — 26.7%
98	AAON, Inc.	11,533
561	ACV Auctions, Inc. - Class A*	12,117
88	Beacon Roofing Supply, Inc.*	8,939
153	Casella Waste Systems, Inc. - Class A*	16,189
76	Chart Industries, Inc.*	14,504
45	Comfort Systems USA, Inc.	19,083
66	Crane Co.	10,015
107	Ducommun, Inc.*	6,812
66	Franklin Electric Co., Inc.	6,432
487	Leonardo DRS, Inc.*	15,735
81	MasTec, Inc.*	11,027
46	Paylocity Holding Corp.*	9,176
305	Tetra Tech, Inc.	12,151
82	UFP Industries, Inc.	9,237
246	WillScot Holdings Corp.*	8,229
		171,179
	INFORMATION TECHNOLOGY — 27.4%
127	ASGN, Inc.*	10,584
119	Astera Labs, Inc.*	15,762
38	CyberArk Software, Ltd.*,1	12,660
39	Fabrinet*,1	8,575
435	Freshworks, Inc.*	7,034
62	Impinj, Inc. *	9,006
576	Informatica, Inc. - Class A*	14,936
45	Insight Enterprises, Inc.*	6,844
361	JFrog, Ltd.*,1	10,617
126	MACOM Technology Solutions Holdings, Inc.*	16,369
260	nCino, Inc.*	8,731
37	Onto Innovation, Inc.*	6,167
527	Penguin Solutions, Inc.*,1	10,113
341	SentinelOne, Inc. - Class A*	7,570
45	SiTime Corp.*	9,654
390	Vertex, Inc.*	20,806
		175,428
	MATERIALS — 2.2%
141	Knife River Corp.*	14,331
6

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued) REAL ESTATE — 0.9%
86	Innovative Industrial Properties, Inc. - REIT	$5,731
	TOTAL COMMON STOCKS
	(Cost $502,171)	672,294

Principal Amount
	SHORT-TERM INVESTMENTS — 3.4%
$21,956	Goldman Sachs FS Government Fund - Institutional Class, 4.31%[3]	21,956
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,956)	21,956

	TOTAL INVESTMENTS — 108.3%
	(Cost $524,127)	694,250
	Liabilities in Excess of Other Assets — (8.3)%	(53,069)
	NET ASSETS — 100.0%	$641,181

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 97.3%
	CONSUMER DISCRETIONARY — 7.7%
2,856	Acushnet Holdings Corp.	$203,004
1,396	Boot Barn Holdings, Inc.*	211,941
299	Cavco Industries, Inc.*	133,423
18,572	Dana, Inc.	214,692
3,445	Green Brick Partners, Inc.*	194,608
889	Installed Building Products, Inc.	155,797
2,628	Johnson Outdoors, Inc. - Class A	86,724
1,417	Patrick Industries, Inc.	117,724
2,673	Polaris, Inc.	154,018
7,597	Upbound Group, Inc.	221,605
1,462	YETI Holdings, Inc.*	56,302
		1,749,838
	CONSUMER STAPLES — 3.3%
3,885	BellRing Brands, Inc. - Class A*	292,696
6,939	Calavo Growers, Inc.	176,945
5,764	Chefs' Warehouse, Inc.*	284,280
		753,921
	ENERGY — 9.6%
17,836	Aris Water Solutions, Inc. - Class A	427,172
13,346	Atlas Energy Solutions, Inc. - Class A	296,014
5,363	ChampionX Corp.	145,820
3,606	Civitas Resources, Inc.	165,407
2,403	Helmerich & Payne, Inc.	76,944
3,319	HF Sinclair Corp.	116,331
8,910	Northern Oil & Gas, Inc.	331,096
23,883	Oil States International, Inc.*	120,848
8,371	Range Resources Corp.	301,189
5,784	SM Energy Co.	224,188
		2,205,009
	FINANCIALS — 23.8%
5,134	1st Source Corp.	299,723
16,630	Banc of California, Inc.	257,100
8,486	Bank OZK	377,882
4,349	BankUnited, Inc.	166,001
10,876	Columbia Banking System, Inc.	293,761
3,694	Enterprise Financial Services Corp.	208,342
1,896	Equity Bancshares, Inc. - Class A	80,428
5,155	Five Star Bancorp	155,114
4,329	Hamilton Insurance Group Ltd. - Class B*,1	82,381
17,122	Heritage Commerce Corp.	160,604
9,846	Home BancShares, Inc.	278,642
2,545	Kemper Corp.	169,090

8

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,750	Lakeland Financial Corp.	$189,090
6,184	National Bank Holdings Corp. - Class A	266,283
6,687	Origin Bancorp, Inc.	222,610
4,047	Peapack-Gladstone Financial Corp.	129,706
3,126	Pinnacle Financial Partners, Inc.	357,583
731	Piper Sandler Cos.	219,264
2,640	Preferred Bank	228,043
9,192	Redwood Trust, Inc. - REIT	60,024
2,643	Selective Insurance Group, Inc.	247,173
1,718	SouthState Corp.	170,907
539	Stifel Financial Corp.	57,177
3,371	Texas Capital Bancshares, Inc.*	263,612
6,522	WaFd, Inc.	210,269
2,245	Wintrust Financial Corp.	279,974
		5,430,783
	HEALTH CARE — 9.8%
15,801	AdaptHealth Corp.*	150,426
1,506	Addus HomeCare Corp.*	188,777
7,841	ADMA Biologics, Inc.*	134,473
3,123	ANI Pharmaceuticals, Inc.*	172,639
15,873	Catalyst Pharmaceuticals, Inc.*	331,270
1,489	Corcept Therapeutics, Inc.*	75,031
4,876	Halozyme Therapeutics, Inc.*	233,122
506	Krystal Biotech, Inc.*	79,270
2,470	LeMaitre Vascular, Inc.	227,586
2,166	Mesa Laboratories, Inc.	285,630
13,343	Owens & Minor, Inc.*	174,393
6,333	Simulations Plus, Inc.	176,627
		2,229,244
	INDUSTRIALS — 19.7%
616	Acuity Brands, Inc.	179,952
1,790	Alamo Group, Inc.	332,779
777	Applied Industrial Technologies, Inc.	186,068
2,638	Astec Industries, Inc.	88,637
3,837	AZZ, Inc.	314,327
2,411	Barnes Group, Inc.	113,944
1,013	Chart Industries, Inc.*	193,321
4,968	Enerpac Tool Group Corp. - Class A	204,135
637	Enpro, Inc.	109,851
13,679	Gates Industrial Corp. PLC*,1	281,377
4,243	Gibraltar Industries, Inc.*	249,913
3,765	Hexcel Corp.	236,065
1,970	Huron Consulting Group, Inc.*	244,792

9

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,184	IES Holdings, Inc.*	$237,937
11,769	Manitowoc Co., Inc.*	107,451
6,277	Mercury Systems, Inc.*	263,634
2,180	Oshkosh Corp.	207,253
1,321	Simpson Manufacturing Co., Inc.	219,061
1,305	UFP Industries, Inc.	147,008
703	Valmont Industries, Inc.	215,589
6,431	Wabash National Corp.	110,163
1,437	WESCO International, Inc.	260,039
		4,503,296
	INFORMATION TECHNOLOGY — 6.5%
1,403	Axcelis Technologies, Inc.*	98,027
2,218	Belden, Inc.	249,769
1,894	Diodes, Inc.*	116,803
6,947	Ichor Holdings, Ltd.*,1	223,832
1,090	Insight Enterprises, Inc.*	165,789
2,133	MKS Instruments, Inc.	222,664
1,316	Plexus Corp.*	205,928
2,991	Progress Software Corp.	194,864
		1,477,676
	MATERIALS — 5.5%
1,399	Carpenter Technology Corp.	237,424
984	Eagle Materials, Inc.	242,812
3,719	H.B. Fuller Co.	250,958
1,780	Hawkins, Inc.	218,353
1,149	Materion Corp.	113,613
1,351	Quaker Chemical Corp.	190,167
		1,253,327
	REAL ESTATE — 8.3%
6,521	Alpine Income Property Trust, Inc. - REIT	109,488
5,178	American Assets Trust, Inc. - REIT	135,974
7,647	Community Healthcare Trust, Inc. - REIT	146,899
4,456	COPT Defense Properties - REIT	137,913
809	EastGroup Properties, Inc. - REIT	129,836
3,418	Essential Properties Realty Trust, Inc. - REIT	106,915
10,654	Hudson Pacific Properties, Inc. - REIT	32,282
10,634	Kite Realty Group Trust - REIT	268,402
4,252	National Storage Affiliates Trust - REIT	161,193
4,689	Phillips Edison & Co., Inc. - REIT	175,650
3,836	PotlatchDeltic Corp. - REIT	150,563
6,324	UMH Properties, Inc. - REIT	119,397

10

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
14,216	Xenia Hotels & Resorts, Inc. - REIT	$211,250
		1,885,762
	UTILITIES — 3.1%
1,331	ALLETE, Inc.	86,249
2,478	American States Water Co.	192,590
4,719	Avista Corp.	172,857
1,542	IDACORP, Inc.	168,509
3,399	UGI Corp.	95,954
		716,159
	TOTAL COMMON STOCKS
	(Cost $19,477,412)	22,205,015
	EXCHANGE-TRADED FUNDS — 1.3%
1,794	iShares Russell 2000 Value ETF	294,521
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $312,483)	294,521

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$392,947	Goldman Sachs FS Government Fund - Institutional Class, 4.31%[2]	392,947
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $392,947)	392,947

	TOTAL INVESTMENTS — 100.3%
	(Cost $20,182,842)	22,892,483
	Liabilities in Excess of Other Assets — (0.3)%	(79,352)
	NET ASSETS — 100.0%	$22,813,131

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $54,792,603, $524,127 and $20,182,842, respectively)	$64,469,172	$694,250	$22,892,483
Cash	358,613	-	1,826
Receivables:
Fund shares sold	3,216	-	-
Dividends and interest	24,628	246	17,662
Due from Advisor	-	17,457	2,226
Prepaid expenses	5,796	7,547	7,842
Total assets	64,861,425	719,500	22,922,039

Liabilities:
Payables:
Investment securities purchased	813,724	-	33,005
Fund shares redeemed	2,331	-	-
Offering costs - Advisor	-	16,685	16,685
Advisory fees	23,132	-	-
Fund administration and accounting fees	16,733	14,464	12,968
Transfer agent fees and expenses	6,597	2,536	2,112
Custody fees	4,457	2,132	1,623
Trustees' deferred compensation (Note 3)	22,230	9,707	10,002
Auditing fees	17,829	16,146	17,146
Legal fees	6,205	9,030	4,886
Trustees' fees and expenses	4,435	1,130	2,446
Chief Compliance Officer fees	1,078	800	386
Accrued other expenses	12,829	5,689	7,649
Total liabilities	931,580	78,319	108,908
Commitments and contingencies (Note 3)
Net Assets	$63,929,845	$641,181	$22,813,131

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,462,825	$511,957	$19,350,318
Total distributable earnings (accumulated deficit)	9,467,020	129,224	3,462,813
Net Assets	$63,929,845	$641,181	$22,813,131

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$63,929,845	$641,181	$22,813,131
Shares of beneficial interest issued and outstanding	4,004,158	51,116	1,879,678
Net asset value, offering and redemption price per share	$15.97	$12.54	$12.14

See accompanying Notes to Financial Statements.

12

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $388, $0 and $0, respectively)	$513,928	$1,423	$323,273
Interest	106,241	1,068	30,628
Total investment income	620,169	2,491	353,901

Expenses:
Advisory fees	464,328	4,937	166,130
Fund administration and accounting fees	105,153	96,306	100,018
Transfer agent fees and expenses	31,067	12,117	14,622
Custody fees	13,088	7,577	9,401
Registration fees	25,534	8,932	16,094
Trustees' fees and expenses	18,719	11,743	14,588
Auditing fees	17,048	16,045	16,045
Legal fees	16,179	12,006	13,960
Miscellaneous	11,285	6,017	5,192
Shareholder reporting fees	8,217	8,517	6,811
Insurance fees	5,609	4,079	1,661
Chief Compliance Officer fees	5,182	8,472	8,056
Interest expense	251	1	1
Excise tax expense	188	1	10
Total expenses	721,848	196,750	372,589
Advisory fees recovered (waived)	(213,743)	(4,937)	(166,130)
Other expenses reimbursed	-	(186,452)	(26,136)
Net expenses	508,105	5,361	180,323
Net investment income (loss)	112,064	(2,870)	173,578

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,000,800	(533)	1,693,566
Net change in unrealized appreciation (depreciation) on investments	3,364,411	90,494	803,466
Net realized and unrealized gain (loss)	5,365,211	89,961	2,497,032

Net Increase (Decrease) in Net Assets from Operations	$5,477,275	$87,091	$2,670,610

See accompanying Notes to Financial Statements.

13

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$112,064	$169,446
Net realized gain (loss) on investments	2,000,800	(1,703,470)
Net change in unrealized appreciation (depreciation) on investments	3,364,411	9,143,891
Net increase (decrease) in net assets resulting from operations	5,477,275	7,609,867

Distributions to Shareholders:
Institutional Class	(116,586)	(164,162)
Total distributions to shareholders	(116,586)	(164,162)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	6,706,991	12,627,508
Reinvestment of distributions:
Institutional Class	92,104	135,105
Cost of shares redeemed:
Institutional Class	(5,972,954)	(1,355,821)
Net increase (decrease) in net assets from capital transactions	826,141	11,406,792

Total increase (decrease) in net assets	6,186,830	18,852,497

Net Assets:
Beginning of period	57,743,015	38,890,518
End of period	$63,929,845	$57,743,015

Capital Share Transactions:
Shares sold:
Institutional Class	440,722	949,939
Shares reinvested:
Institutional Class	5,434	9,869
Shares redeemed:
Institutional Class	(387,627)	(103,303)
Net increase (decrease) in capital share transactions	58,529	856,505

See accompanying Notes to Financial Statements.

14

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,870)	$(1,366)
Net realized gain (loss) on investments	(533)	(22,863)
Net change in unrealized appreciation (depreciation) on investments	90,494	102,832
Net increase (decrease) in net assets resulting from operations	87,091	78,603

Distributions to Shareholders:
Institutional Class	(5,587)	(2,185)
Total distributions to shareholders	(5,587)	(2,185)

Capital Transactions:
Reinvestment of distributions:
Institutional Class	5,587	2,185
Net increase (decrease) in net assets from capital transactions	5,587	2,185

Total increase (decrease) in net assets	87,091	78,603

Net Assets:
Beginning of period	554,090	475,487
End of period	$641,181	$554,090

Capital Share Transactions:
Shares reinvested:
Institutional Class	419	217
Net increase (decrease) in capital share transactions	419	217

See accompanying Notes to Financial Statements.

15

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$173,578	$125,558
Net realized gain (loss) on investments	1,693,566	237,364
Net change in unrealized appreciation (depreciation) on investments	803,466	1,987,899
Net increase (decrease) in net assets resulting from operations	2,670,610	2,350,821

Distributions to Shareholders:
Institutional Class	(1,218,326)	(260,461)
Total distributions to shareholders	(1,218,326)	(260,461)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	5,316,745	7,798,896
Reinvestment of distributions:
Institutional Class	1,207,934	257,531
Cost of shares redeemed:
Institutional Class	(406,674)	(518,558)
Net increase (decrease) in net assets from capital transactions	6,118,005	7,537,869

Total increase (decrease) in net assets	7,570,289	9,628,229

Net Assets:
Beginning of period	15,242,842	5,614,613
End of period	$22,813,131	$15,242,842

Capital Share Transactions:
Shares sold:
Institutional Class	465,120	809,454
Shares reinvested:
Institutional Class	92,633	24,387
Shares redeemed:
Institutional Class	(31,327)	(51,418)
Net increase (decrease) in capital share transactions	526,426	782,423

See accompanying Notes to Financial Statements.

16

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.63	$12.59	$15.39	$13.11	$10.86
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.05	- [2]	(0.01)	- [2]
Net realized and unrealized gain (loss)	1.34	2.03	(2.74)	3.31	2.28
Total from investment operations	1.37	2.08	(2.74)	3.30	2.28

Less Distributions:
From net investment income	(0.03)	(0.04)	(0.01)	-	(0.03)
From net realized gain	-	-	(0.05)	(1.02)	-
Total distributions	(0.03)	(0.04)	(0.06)	(1.02)	(0.03)
Net asset value, end of period	$15.97	$14.63	$12.59	$15.39	$13.11

Total return[3]	9.35%	16.56%	(17.82)%	25.47%	20.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,930	$57,743	$38,891	$13,327	$6,368

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.17%[4]	1.28%	1.52%	2.49%	15.92%
After fees waived and expenses absorbed/recovered	0.82%[4]	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(0.16)%	(0.08)%	(0.71)%	(1.75)%	(15.08)%
After fees waived and expenses absorbed/recovered	0.19%	0.38%	(0.01)%	(0.08)%	0.02%

Portfolio turnover rate	59%	58%	50%	87%	63%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

17

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period April 27, 2022* through December 31,
	2024	2023	2022
Net asset value, beginning of period	$10.93	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.78	1.58	(0.45)
Total from investment operations	1.72	1.55	(0.49)

Less Distributions:
From net investment income	(0.11)	(0.04)	(-)[2]
From net realized gain	-	-	(0.09)
Total distributions	(0.11)	(0.04)	(0.09)
Net asset value, end of period	$12.54	$10.93	$9.42

Total return[3]	15.68%	16.53%	(4.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$641	$554	$475

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	32.66%[5]	33.44%	37.88%[6]
After fees waived and expenses absorbed/recovered	0.89%[5]	0.89%	0.89%[6]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(32.25)%	(32.82)%	(37.59)%[6]
After fees waived and expenses absorbed/recovered	(0.48)%	(0.27)%	(0.60)%[6]

Portfolio turnover rate	44%	37%	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

18

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period April 27, 2022* through December 31,
	2024	2023	2022
Net asset value, beginning of period	$11.26	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.12	0.08
Net realized and unrealized gain (loss)	1.47	1.50	(0.11)
Total from investment operations	1.57	1.62	(0.03)

Less Distributions:
From net investment income	(0.11)	(0.09)	(0.03)
From net realized gain	(0.58)	(0.11)	(0.10)
Total distributions	(0.69)	(0.20)	(0.13)
Net asset value, end of period	$12.14	$11.26	$9.84

Total return[2]	13.54%	16.55%	(0.34)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,813	$15,243	$5,615

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.84%[4]	2.41%	10.08%[5]
After fees waived and expenses absorbed/recovered	0.89%[4]	0.89%	0.89%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(0.09)%	(0.37)%	(8.06)%[5]
After fees waived and expenses absorbed/recovered	0.86%	1.15%	1.13%[5]

Portfolio turnover rate	49%	50%	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	Annualized.

See accompanying Notes to Financial Statements.

19

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

20

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

21

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended December 31, 2021 through December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares. This agreement is in effect until April 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

22

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

For the year ended December 31, 2024, the Advisor waived its advisory fees and absorbed other expenses totaling $213,743, $191,389, and $192,266 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2024, the amount of these potentially recoverable expenses was $637,709, $475,374, and $477,972 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2025	216,728	120,070	120,419
2026	207,238	163,915	165,287
2027	213,743	191,389	192,266
Total	$637,709	$475,374	$477,972

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2024, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2024 are reported on the Statements of Operations.

23

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Cost of investments	$55,140,326	$528,911	$20,200,664

Gross unrealized appreciation	$11,708,439	$200,082	$3,871,013
Gross unrealized depreciation	(2,379,593)	(34,743)	(1,179,194)
Net unrealized appreciation (depreciation) on investments	$9,328,846	$165,339	$2,691,819

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
ESG SMID Cap Fund	$(187)	$187
Small Cap Growth Fund	-	-
Small Cap Value Fund	7,684	(7,684)

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Undistributed ordinary income	$160,404	$2,005	$116,989
Undistributed long-term gains	-	-	664,007
Tax accumulated earnings	160,404	2,005	780,996

Accumulated capital and other losses	$-	$(28,413)	$-

Unrealized appreciation (depreciation) on investments	9,328,846	165,339	2,691,819
Unrealized deferred compensation	(22,230)	(9,707)	(10,002)

Total accumulated earnings (deficit)	$9,467,020	$129,224	$3,462,813

24

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

As of December 31, 2024, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	ST	LT
ESG SMID Cap Fund	$-	$-
Small Cap Growth Fund	-	28,413
Small Cap Value Fund	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund

	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$116,586	$164,162	$5,587	$2,185	$418,772	$245,119
Long-term capital gains	-	-	-	-	799,554	15,342
Total distributions paid	$116,586	$164,162	$5,587	$2,185	$1,218,326	$260,461

Note 5 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$35,628,808	$35,421,053
Small Cap Growth Fund	275,310	277,115
Small Cap Value Fund	14,659,980	9,668,975

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of December 31, 2024, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

25

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Funds’ assets carried at fair value:

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$61,614,383	$-	$-	$61,614,383
Short-Term Investments	2,854,789	-	-	2,854,789
Total Assets	$64,469,172	$-	$-	$64,469,172

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
26

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks
Communication Services	$16,334	$-	$-	$16,334
Consumer Discretionary	77,363	-	-	77,363
Consumer Staples	25,328	-	-	25,328
Financials	59,239	-	-	59,239
Health Care	127,361	-	0	127,361
Industrials	171,179	-	-	171,179
Information Technology	175,428	-	-	175,428
Materials	14,331	-	-	14,331
Real Estate	5,731	-	-	5,731
Short-Term Investments	21,956	-	-	21,956
Total Assets	$694,250	$-	$0	$694,250

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund held Level 3 securities valued at zero at period end.

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$22,205,015	$-	$-	$22,205,015
Exchange-Traded Funds	294,521	-	-	294,521
Short-Term Investments	392,947	-	-	392,947
Total Assets	$22,892,483	$-	$-	$22,892,483

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2023	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of December 31, 2024	$0

27

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Small Cap Growth Fund
Asset Class	Fair Value at 12/31/24	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$ 0	Market Approach	Discount for lack of marketability	$ 0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

28

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Kennedy Capital Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund, Kennedy Capital Small Cap Value Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Kennedy Capital ESG SMID Cap Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and for the period April 27, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Insert 15c report, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025